Interim Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)
Operating activities
Net income (loss) for the period	$ 226,768	$ (59,640)
Add (deduct) non-cash items:
Share-based compensation	4,979	8,351
Depreciation and amortization	808	792
Interest expense	29,633	3,328
Income tax expense		197
Loss on valuation of warrant liabilities	2,253	29,381
(Gain) loss on valuation of embedded derivative liabilities	(302,683)	10,139
Loss on valuation of embedded derivative asset	87,758
Unrealized foreign exchange gains	(10,065)	(1,924)
Adjustments for profit loss	39,451	(9,376)
Changes in non-cash working capital
Trade receivables	(10,843)	393
Taxes recoverable	(680)	(1,819)
Inventories	442	(86)
Prepaid expenses and other current assets	(1,120)	(2,567)
Accounts payable and accrued liabilities	11,710	6,963
Deferred revenues	2,877	4
Net change in non-cash working capital	2,386	2,888
Other assets	182	(285)
Cash flow provided by (used in) operating activities	42,019	(6,773)
Investing activities
Additions to mining assets	(61,694)	(50,544)
Cash flow used in investing activities	(61,694)	(50,544)
Financing activities
Issuance of common shares for private placements		134,434
Share issuance costs paid	(1,370)	(14,211)
Exercise of stock options	1,677	176
Exercise of CDI options	2,670	13,518
Exercise of warrants	4,301	1,101
Shares repurchased	(67,727)
Issuance of long-term debt		29,447
Repayment of long-term debt	(26,920)	(568)
Issuance of convertible senior notes	1,127,440
Convertible senior notes issuance costs	(38,793)
Funding of capped call	(132,218)
Interest paid	(751)	(2,071)
Cash flow provided by financing activities	868,309	161,826
Effect of foreign currency translation on cash	31,564	80
Net increase in cash for the period	880,198	104,589
Cash at beginning of period	268,409	7,830
Cash at end of period	$ 1,148,607	$ 112,419